Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Consolidated statements of operations by segment for the respective periods are as follows:

	Three months ended June 30,
	2015				2014
	Urgent and Primary Care	Ancillary Network	Shared Services	Total	Urgent and Primary Care	Ancillary Network	Shared Services	Total
Net revenues	$2,354	$5,604	$—	$7,958	$474	$5,497	$—	$5,971
Total segment income (loss)	(795)	340	(1,610)	(2,065)	71	242	(1,300)	(987)
Additional Segment Disclosures:
Interest expense	70	—	23	93	13	—	—	13
Gain on warrant liability, net of deferred loan fees amortization	(568)	—	(189)	(757)	—	—	—	—
Depreciation and amortization expense	151	141	—	292	41	174	—	215
Income tax expense	—	—	—	—	—	4	—	4
Total asset expenditures	19	—	29	48	—	85	—	85

	Six months ended June 30,
	2015				2014
	Urgent and Primary Care	Ancillary Network	Shared Services	Total	Urgent and Primary Care	Ancillary Network	Shared Services	Total
Net revenues	$5,026	$11,347	$—	$16,373	$474	$10,505	$—	$10,979
Total segment income (loss)	(1,245)	450	(3,638)	(4,433)	71	75	(2,215)	(2,069)
Additional Segment Disclosures:
Interest expense	132	—	44	176	13	—	—	13
Gain on warrant liability, net of deferred loan fees amortization	(291)	—	(97)	(388)	(4)	—	—	(4)
Depreciation and amortization expense	300	283	—	583	41	352	—	393
Income tax expense	—	6	—	6	—	1	—	1
Total asset expenditures	19	—	119	138	—	196	—	196

Consolidated statements of operations by segment for the respective years ended December 31, are as follows:

	2014				2013
	Urgent and Primary Care	Ancillary Network	Shared Services	Total	Urgent and Primary Care	Ancillary Network	Shared Services	Total
Net revenues	$3,906	$23,146	$—	$27,052	$—	$26,751	$—	$26,751
Total segment operating income (loss)	(80)	1,353	(5,360)	(4,087)	—	1,096	(3,535)	(2,439)
Additional Segment Disclosures:
Interest expense, including loan fee amortization	658	—	—	658	—	—	—	—
Depreciation and amortization expense	222	644	—	866	—	795	—	795
Income tax expense (benefit)	(145)	215	—	70	—	25	—	25
Total asset expenditures	347	429	40	816	—	315	—	315

Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
The following provides a reconciliation of reportable segment operating income (loss) to the Company’s consolidated totals:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Total segment loss	$(2,065)	$(987)	$(4,433)	$(2,069)
Less:
Severance charges	346	—	346	108
Ancillary network prepaid write-off	487	—	487	—
Depreciation and amortization expense	292	215	583	393
Non-cash stock-based compensation expense	256	123	403	197
Intangible asset impairment	520	—	520	—
Non-recurring professional fees	37	—	450	—
Operating loss	(4,003)	(1,325)	(7,222)	(2,767)
Bank interest expense	93	13	176	13
Gain on warrant liability, net of deferred loan fees amortization	(757)	—	(388)	(4)
Loss before income taxes	$(3,339)	$(1,338)	$(7,010)	$(2,776)

The following provides a reconciliation of reportable segment operating income (loss) to the Company’s consolidated totals:

	2014	2013
Total segment operating loss	$(4,087)	$(2,439)
Less (add):
Severance charges	108	199
Non-recurring transaction costs	333	50
Depreciation and amortization expense	866	795
Non-cash stock-based compensation expense	592	299
Other	166	—
Operating loss	(6,152)	(3,782)
Interest expense	658	—
(Gain)/loss on disposal of assets	(108)	5
Interest income	(9)	(27)
Loss before income taxes	$(6,693)	$(3,760)

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
Consolidated assets, by segment and shared services, as of the periods presented are as follows:

	Urgent and Primary Care	Ancillary Network	Shared Services	Consolidated
June 30, 2015	$12,137	$4,515	$1,117	$17,769
December 31, 2014	11,958	5,202	3,945	21,105

Consolidated assets, by segment and shared services, as of the periods presented are as follows:

	Urgent and Primary Care	Ancillary Network	Shared Services	Consolidated
December 31, 2014	$11,958	$5,202	$3,945	$21,105
December 31, 2013	—	4,404	6,625	11,029